EMPLOYEE COMPENSATION AND BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Short-term employee compensation and benefits	$ 219	$ 185
Long-term employee compensation and benefits	31	35
Share-based compensation	5	4
Employee compensation and benefits	$ 255	$ 224